Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other income and expenses
Schedule of other operating income

in EUR k	2021	2020	2019
Government grants	2,263	2,152	2641
Gain on disposal of property, plant and equipment	18	2	532
Exchange rate gains	—	—	314
Income from the reversal of provisions	—	—	89
Others	656	240	205
Total other operating income	2,936	2,394	3,781

Schedule of other operating expenses

in EUR k	2021	2020	2019
Currency losses	86	10	192
Other	—	172	1,092
Total other operating expenses	86	182	1,284

Schedule of finance costs, net

in EUR k	2021	2020	2019
Interest expenses from loans	(267)	(173)	(1,690)
Currency losses	—	(362)	—
Unwinding of the discount on lease liabilities	(584)	(865)	(339)
Interest income from loans and receivables	3	6	16
Total	(848)	(1,394)	(2,013)

Schedule of employee benefits expense

in EUR k	2021	2020	2019
Wages and salaries	43,533	31,121	23,854
Social security contributions	6,134	4,095	3,212
Share‑based payments	5,471	3,486	5,714
Termination benefits	1,158	569	63
Total	56,296	39,271	32,843